COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Indemnified Liabilities Related to the MOU
In connection with the MOU and the Agreements, the Company has recognized the following indemnification liabilities related to eligible PFAS costs:

Indemnification Related Liabilities Associated with the MOU
In millions	December 31, 2024	December 31, 2023	Balance Sheet Classification
Current indemnification liabilities	$99	$87	Accrued and other current liabilities
Long-term indemnification liabilities	123	119	Other noncurrent obligations
Total indemnification liabilities accrued under the MOU [1]	$222	$206
1.As of December 31, 2024 and 2023, total indemnified liabilities accrued include $128 million and $139 million, respectively, related to Chemours environmental remediation activities at their site in Fayetteville, North Carolina under the Consent Order between Chemours and the North Carolina Department of Environmental Quality (the "NC DEQ").

Schedule of Environmental Accrued Obligations
The accrued environmental obligations include the following:

Environmental Accrued Obligations
In millions	December 31, 2024	December 31, 2023	Potential exposure above the amount accrued [1]
Environmental remediation liabilities not subject to indemnity	$45	$46	$106

Environmental remediation indemnified related liabilities:
Indemnifications related to Dow and Corteva [2]	83	101	177
MOU related obligations (discussed above) [3]	146	152	31
Other environmental indemnifications	1	1	2
Total environmental related liabilities	$275	$300	$316
1.The environmental accrual represents management’s best estimate of the costs for remediation and restoration with respect to environmental matters, although it is reasonably possible that the ultimate cost with respect to these particular matters could range above the amount accrued as of December 31, 2024.
2.Pursuant to the DWDP Separation and Distribution Agreement and Letter Agreement, the Company is required to indemnify Dow and Corteva for certain Non-PFAS clean-up responsibilities and associated remediation costs.
3.The MOU related obligations include the Company's estimate of its liability under the MOU for remediation activities based on the current regulatory environment.